Summary of Significant Accounting Policies and Basis of Presentation (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of net income (loss) per share of common stock
	For The Period From September 9, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(2,422,696)	$(1,458,955)

Denominator:
Basic and diluted weighted average common shares outstanding	8,395,699	5,055,914

Basic and diluted net loss per common share	$(0.29)	$(0.29)

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$1,498,336	$374,584	$2,663,598	$665,899
Denominator:
Basic and diluted weighted average common shares outstanding	20,650,000	5,162,500	20,650,000	5,162,500
Basic and diluted net income per common share	$0.07	$0.07	$0.13	$0.13
	For the Period from September 9, 2020 (inception) through September 30, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$—	$(2,000)
Denominator:
Basic and diluted weighted average common shares outstanding(1)	—	5,000,000
Basic and diluted net loss per common share	$—	$(0.00)

(1)      This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; the remaining 587,500 shares of Class B common stock were forfeited on January 8, 2021.

Schedule of restatement on the balance sheet
As of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	181,261,260	25,238,740	206,500,000
Class A common stock	252	(252)	—
Additional paid-in capital	1,850,692	(1,850,692)	—
Accumulated deficit	3,148,545	(23,387,796)	(20,239,251)
Total stockholders’ equity (deficit)	$5,000,005	$(25,238,740)	$(20,238,735)
As of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	175,687,640	30,812,360	206,500,000
Class A common stock	308	(308)	—
Additional paid-in capital	7,424,256	(7,424,256)	—
Accumulated deficit	(2,425,074)	(23,387,796)	(25,812,870)
Total stockholders’ equity (deficit)	$5,000,006	$(30,812,360)	$(25,812,354)

Schedule of previously reported statement of cash flows
Three Months Ended March 31, 2021 (unaudited)
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$7,030,200	$(7,030,200)	$—
Six Months Ended June 30, 2021 (unaudited)
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$1,456,580	$(1,456,580)	$—

Schedule of restatement operations and comprehensive loss
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (unaudited)
Basic and diluted income (loss) per share – Class A common stock	$—	$0.27	$0.27
Basic and diluted income (loss) per share – Class B common stock	$1.36	$(1.09)	$0.27
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (unaudited)
Basic and diluted income (loss) per share – Class A common stock	$—	$(0.22)	$(0.22)
Basic and diluted income (loss) per share – Class B common stock	$(1.08)	$0.86	$(0.22)
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Six Months Ended June 30, 2021 (unaudited)
Basic and diluted income (loss) per share – Class A common stock	$—	$0.06	$0.06
Basic and diluted income (loss) per share – Class B common stock	$0.28	$(0.22)	$0.06